Refinancing and restructuring operations (Tables)	12 Months Ended
Dec. 31, 2024
Refinancing and restructuring operations [Abstract]
Summary of Refinanced Assets	The following table provides information about the Group's refinanced assets:

	December 31, 2024	December 31, 2023
Refinanced assets	25,937,582	21,512,288
Allowances for ECL	(15,725,577)	(12,767,907)

Summary of Refinanced Assets and Related Modifications
The table below includes Stage 2 and Stage 3 assets that were refinanced during the period, with the related modification loss suffered by the Group:

	December 31, 2024	December 31, 2023
Additions of financial assets at amortized cost modified during the period	19,990,358	17,926,003
Net modification loss	(689,942)	(956,980)

Summary of Gross Carrying Amount of Modified Financial Assets
The table below shows the gross carrying amount of modified financial assets for which loss allowance has changed to 12-month ECL measurement during the period:

	Post modification
December 31, 2024	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	94,200	1,373
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	131,827	6,204

	Post modification
December 31, 2023	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	294,263	2,003
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	1,353,794	34,500